Shareholder Report, Line Graph (Details) 192320_Abacus FCF Small Cap Leaders ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Mar. 18, 2021	Jul. 31, 2026
Abacus FCF Small Cap Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Abacus FCF Small Cap Leaders ETF NAV
Accumulated Value	$ 12,220	$ 12,871	$ 11,400	$ 9,499	$ 10,753	$ 10,000	$ 13,744
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	17,275	14,849	12,157	10,757	11,280	10,000	$ 20,654
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000 Total Return Index
Accumulated Value	$ 10,349	$ 10,407	$ 9,109	$ 8,441	$ 9,849	$ 10,000	$ 13,887
Abacus FCF Small Cap Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Abacus FCF Small Cap Leaders Index